Other Non-current Assets (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets Other Than Goodwill And Long Term Prepaid Expense [Member]
Disclosure of information about other non-current assets [line items]
Amortization charged in cost of sales	¥ 270,881	¥ 294,617	¥ 226,263